Vessels, Port Terminals and Other Fixed Assets, Net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Property Plant And Equipment [Line Items]
Balance	$ 1,276,514
Additions	(30,078)
Impairment losses	(19,553)
Vessel disposals	(23,078)
Write offs	(472)
Vessel Acquisitions	95,664
Balance	1,298,997
Cost
Property Plant And Equipment [Line Items]
Balance	1,809,195
Additions	2,209
Impairment losses	(67,511)
Vessel disposals	(23,078)
Write offs	(549)
Vessel Acquisitions	96,678
Balance	1,816,944
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(532,681)
Additions	(32,287)
Impairment losses	47,958
Write offs	77
Vessel Acquisition	(1,014)
Balance	(517,947)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,276,514
Additions	(30,078)
Impairment losses	(19,553)
Vessel disposals	(23,078)
Write offs	(472)
Vessel Acquisitions	95,664
Balance	$ 1,298,997